Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Estimate of economic life	5 years	5 years
RMB [Member]
Exchange rate for foreign currency transaction	$ 7
Foreign currency transaction weighted average exchange rates	$ 7